EXCEPTIONAL ITEMS	12 Months Ended
Dec. 31, 2023
Exceptional Items
EXCEPTIONAL ITEMS

8.	EXCEPTIONAL ITEMS

	2023	2022	2021
Restructuring (i)	(109.4)	(101.8)	(165.4)
COVID-19 impacts (ii)	-	(16.7)	(134.3)
Legal fees (iii)	(94.7)	-	-
Effect of application of IAS 29 (hyperinflation)	(2.3)	(8.2)	(11.1)
Distribution agreement (iv)	-	-	(82.0)
Write-off of investments (v)	-	(16.6)	-
	(206.4)	(143.3)	(392.8)

(i)	The restructuring expenses primarily related to centralization projects and resizing in Brazil, Latin America CAC and Canada.
(ii)	COVID-19 expenses refer to (a) additional administrative expenses to ensure the safety of the Company’s people (increased frequency of cleaning at the Company’s facilities, providing alcohol gel and masks for our employees); (b) donations; (c) Company initiatives providing support for some customer ecosystems, which were necessary due to the COVID-19 pandemic.
(iii)	In 2003 some holders of warrants issued by Cervejaria Brahma filed lawsuits to discuss the criteria used in calculating the exercise price of such warrants. In 2023, the Company obtained some final favorable decisions on the matter, which was already classified as a remote loss. The amount recorded in this line refers to the provision for legal fees related to this matter.
(iv)	Refers to distribution agreement with our strategic partner in Guatemala.
(v)	Refers to an investment write-off of a business line in Canada

Accounting Policies

Exceptional items are those that, considering their peculiarities, in Management’s judgment need to be disclosed separately. In determining whether an event or transaction is exceptional, Management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence, and the potential impact on the variations in profit or loss. These items are disclosed in the income statement or separately disclosed in the notes to the financial statements. Transactions that may give rise to exceptional items are principally restructuring activities, amnesties, acquisitions of subsidiaries, impairment losses, and gains or losses on disposal of assets and investments.